Nature of Operations and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Nature of Operations and Organization

1. Nature of Operations and Organization

Valeritas Holdings, Inc. (formerly Cleaner Yoga Mat, Inc.) was incorporated in Florida on May 9, 2014 and was previously engaged in the sale of sanitizing solutions for Yoga and Pilates studios as well of conventional gyms of all sizes. Valeritas Holdings, Inc., was then reincorporated in Delaware on May 3, 2016.

As used in these Notes, the terms “Valeritas” and the “private company” refer to the business of Valeritas, Inc. prior to the 2016 Merger, the term “Valeritas Holdings, Inc. refers to the combination of Valeritas and Valeritas Holdings, Inc. after giving retrospective effect to the recapitalization under the 2016 Merger.

Valeritas was incorporated in the state of Delaware on December 27, 2007 when it was converted into a Delaware Corporation from a Delaware limited liability company, which was formed on August 2, 2006 and changed its name from Valeritas LLC. The Company is a commercial-stage medical technology company focused on developing innovative technologies to improve the health and quality of life of people with Type 2 diabetes. The Company designed its first commercialized product, the V-Go Disposable Insulin Delivery Device, or V-Go, to help patients with Type 2 diabetes who require insulin to achieve and maintain their target blood glucose goals. V-Go is a small, discreet and easy-to-use disposable insulin delivery device that a patient adheres to his or her skin every 24 hours. V-Go enables patients to closely mimic the body’s normal physiologic pattern of insulin delivery throughout the day and to manage their diabetes with insulin without the need to plan a daily routine around multiple daily injections.

2016 Reverse Merger and Recapitalization

On May 3, 2016, pursuant to an Agreement and Plan of Merger and Reorganization, dated May 3, 2016 (the “Merger Agreement”), by and among Valeritas Holdings, Inc., a Delaware corporation (the “Parent”), Valeritas Acquisition Corp., a Delaware corporation and a direct wholly owned subsidiary of Parent (the “Acquisition Subsidiary”) and Valeritas, Inc., Acquisition Subsidiary was merged with and into Valeritas, with Valeritas being the surviving entity and as a wholly owned subsidiary of the Parent (the “2016 Merger”). Immediately prior to the 2016 Merger, all shares of common stock, Series D Preferred Stock, Series AA Preferred Stock, and shares underlying common stock options and shares underlying the warrants were canceled without consideration. Concurrent with the 2016 merger, the shares of Valeritas private company Series AB Preferred Stock were canceled and each share of private company Series AB Preferred Stock of Valeritas was replaced with 0.23856 shares of common stock of Valeritas Holdings, Inc.

Upon the closing of the Merger, under the terms of a split-off agreement and a general release agreement, the Parent transferred all of its pre-Merger operating assets and liabilities to its wholly owned special purpose subsidiary (“Split-Off Subsidiary”), and transferred all of the outstanding shares of capital stock of Split-Off Subsidiary to the pre-Merger majority stockholder of the Parent (the “Split-Off”), in consideration of and in exchange for (i) the surrender and cancellation of 40,486,000 shares of the Parent’s common stock held by such stockholder (which will be cancelled and will resume the status of authorized but unissued shares of the Parent’s common stock) and (ii) certain representations, covenants and indemnities.

The Merger is being accounted for as a “reverse merger,” and Valeritas is deemed to be the accounting acquirer in the reverse merger. The historical financial statements of the Valeritas Holding, Inc. (also formerly known as Cleaner Yoga Mat, Inc.) prior to the 2016 Merger will be replaced with the historical financial statements of Valeritas.

Amounts for Valeritas historical (pre-merger) common stock, preferred stock, warrants, and stock options including share and per share amounts have been retroactively adjusted using their respective exchange ratio in these financial statements, unless otherwise disclosed. Any amounts funded in connection with the original issuance of the common stock, Series D Preferred Stock and Series AA Preferred Stock have been retrospectively adjusted and accounted for as capital contributions as those classes of Valeritas stock did not receive common shares of Valeritas Holdings, Inc. in connection with the 2016 Merger. All shares of Valeritas private company Series AB Preferred Stock have been retrospectively adjusted to common stock of Valeritas Holdings, Inc. based upon the exchange ratio noted above.

1. NATURE OF OPERATIONS AND ORGANIZATION

Organization and Nature of Operations

Valeritas, Inc., a private company (“Valeritas”, the “Private Company” or the “Company”), was incorporated in the state of Delaware on December 27, 2007 when it changed its organization form and name from Valeritas, LLC, which was formed on August 2, 2006. The Company is engaged in developing innovative technologies to improve the health and quality of life of people with Type 2 diabetes. In December 2010, the FDA cleared the V-Go Disposable Insulin Delivery Device (V-Go) for certain uses.

2016 Reverse Merger and Recapitalization

On May 3, 2016, pursuant to an Agreement and Plan of Merger and Reorganization, dated May 3, 2016 (the “Merger Agreement”), by and among Valeritas Holdings, Inc. (formerly Cleaner Yoga Mat, Inc.), a Delaware corporation (the “Parent”), Valeritas Acquisition Corp., a Delaware corporation and a direct wholly owned subsidiary of Parent (the “Acquisition Subsidiary”) and Valeritas, Inc., Acquisition Subsidiary was merged with and into Valeritas , with Valeritas being the surviving entity and as a wholly owned subsidiary of the Parent (the “2016 Merger”). Immediately prior to the 2016 Merger, all shares of common stock, Series D Preferred Stock, Series AA Preferred Stock, and shares underlying common stock options and shares underlying the warrants were canceled without consideration. Concurrent with the 2016 merger, the shares of Valeritas Series AB Preferred Stock were canceled and each share of Series AB Preferred Stock of Valeritas was replaced with 0.23856 shares of common stock of Valeritas Holdings, Inc. See Note 15.

The Merger is being accounted for as a “reverse merger,” and Valeritas is deemed to be the accounting acquirer in the reverse merger. As such, the historical financial statements of the Valeritas Holding, Inc. (also formerly known as Cleaner Yoga Mat, Inc) prior to the 2016 Merger will be replaced with the historical financial statements of Valeritas.

Amounts for Valeritas historical (pre-merger) common stock, preferred stock, warrants, and stock options including share and per share amounts have been retroactively adjusted using their respective exchange ratio in these financial statements, unless otherwise disclosed. As such, all shares of Valeritas, Inc. common stock, Series D Preferred Stock and Series AA Preferred Stock have been eliminated in the historical results, beginning with the earliest period presented. Any amounts funded in connection with the original issuance of the common stock, Series D Preferred Stock and Series AA Preferred Stock have been retrospectively adjusted and accounted for as capital contributions as those classes of Valeritas stock did not receive common shares of Valeritas Holdings, Inc. in connection with the 2016 Merger. All shares of Valeritas Series AB Preferred Stock have been retrospectively adjusted to common stock of Valeritas Holdings, Inc. based upon the exchange ratio noted above. These retrospective adjustments, which include de-recognition of the Private Company’s classes of Preferred Stock, recognition of the Private Company’s Series AB Preferred Stock as Valeritas Holdings, Inc’s Common Stock at par value all of which resulted in an increase of $245,553 to the additional paid-in-capital as of December 31, 2013, in order to present the financial statements as if the Merger had occurred on January 1, 2014. There was no change to total stockholders deficit as a result of the Merger.

As used in this Note 1, the term “the Company or the Private Company” refers to the business of Valeritas Inc prior to 2016 Merger, the term “Valeritas Holdings” refers to combination of Valeritas, Inc. and Valeritas Holdings, Inc. formally known as Cleaner Yoga Mat, Inc, after giving retrospective effect to the recapitalization under the 2016 Merger.

2014 Recapitalization

In the second quarter of 2014, the Company consummated a series of transactions designed to facilitate future capital raising by simplifying its capitalization. On June 19, 2014, Valeritas Merger Sub, Inc., a Delaware corporation, and a direct, wholly owned subsidiary of Valeritas Holdings, LLC (“Holdings LLC”), a Delaware limited liability company, or Holdings, merged with and into the Company (the 2014 Reorganization). Prior to the 2014 Reorganization, Holdings LLC was the Company’s direct wholly owned subsidiary. Valeritas, Inc. survived the 2014 Reorganization as a direct, wholly owned subsidiary of Holdings LLC. In connection with the 2014 Reorganization, all of the pre-merger holders of the Company’s Series A, B, C, C-1 and C-2 preferred stock, common stock, options to purchase common stock and preferred stock warrants converted their securities into preferentially equivalent units in Holdings LLC, and the Company issued 6,923,076 shares of the Private Company Valeritas, Inc. common stock to Holdings LLC. Additionally, in connection with the 2014 Reorganization, warrants to purchase 3,588,870 shares of the Private Company’s common stock held by Capital Royalty Partners were cancelled. As part of the Series D Preferred Stock financing in the Private Company on August 5 and December 8, 2014 (which has been retroactively restated to be accounted for as an investor capital contribution), the Valeritas, Inc. issued Capital Royalty Partners warrants of to purchase 152,821 and 24,526, respectively, shares of the Private Company, common stock exercisable at $0.013 per share.

On March 7, 2016, the Company dissolved Valeritas Holdings, LLC. Prior to the dissolution, Valeritas Holdings, LLC distributed all its assets, including 6,923,076 shares of Valeritas, Inc. common stock, pro-ratably to Series C holders of Holdings LLC, based on the aggregate liquidation preference of the units held by each holder as set out in the Amended and Restated Limited Liability Company Agreement. Based upon the aggregate liquidation preference of the units on March 7, 2016, the common stockholders as well as the Series A and Series B preferred stockholders did not receive common shares of the Private Company upon dissolution. As a result of the dissolution, the 2008 Employee Equity Compensation Plan was terminated and all options outstanding thereunder were cancelled. In connection with the 2016 Merger, all shares of Valeritas, Inc. common stock were canceled without consideration.